Filler Distribution Agreement - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jan. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Non-cash in-process research and development		$ 11,184	$ 0
Teoxane Agreement
Finite-Lived Intangible Assets [Line Items]
Stock issued during period, purchase of assets (in shares)	2,500,000
Collaborative agreement, contractual period	10 years	10 years
Collaborative agreement, extended contractual period	2 years	2 years
Fair value of assets acquired	$ 43,500